UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7440
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)
1299 Ocean Avenue, 11th Floor, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)
Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

August 31, 2004

(Unaudited)

Table of Contents

Schedule of Investments

Dimensional Emerging Markets Value Fund Inc.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

SOUTH KOREA – (11.2%)
COMMON STOCKS — (11.2%)
	Aekyung Petrochemical Co., Ltd.	10,140	$120,337
*	Anam Semiconductor, Inc.	296,459	668,579
	Asia Cement Manufacturing Co., Ltd.	9,438	226,018
*	AUK Corp.	24,000	62,340
	Baiksan Co., Ltd.	41,550	32,862
	Boo Kook Securities Co., Ltd.	17,385	87,549
	BYC Co., Ltd.	810	28,195
	Byuck San Corp.	230	2,165
	Byuck San Engineering and Construction Co., Ltd.	87,860	262,035
*	Capro Corp.	16,830	22,224
	Cheil Industrial, Inc.	80,314	1,098,715
	Cho Kwang Leather Co., Ltd.	4,860	12,585
	Choil Aluminium Mfg. Co., Ltd.	5,770	20,156
	Chon Bang Co., Ltd.	2,520	68,237
*	Chong Kun Dang	11,299	41,309
	Choong Wae Pharmaceutical	9,816	117,504
*	Choongnam Spinning Co., Ltd.	714	2,270
	Chosun Refractories Co., Ltd.	7,370	127,060
*	CKD Bio Corp.	3,109	8,329
*	D.I Corp.	65,430	94,924
	Dae Chang Industrial Co.	6,170	19,979
	Dae Dong Industrial Co., Ltd.	3,930	14,847
*	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	40,820
	Dae Sang Corp.	82,740	216,875
	Dae Won Kang Up Co., Ltd.	13,100	139,328
*	Dae Young Packaging Co., Ltd.	356,210	20,139
	Daeduck Industries Co., Ltd.	28,400	237,586
	Daegu Bank Co., Ltd.	193,922	1,130,019
	Daehan Flour Mills Co., Ltd.	2,525	84,491
	Daehan Synthetic Fiber Co., Ltd.	2,000	22,252
	Daelim Industrial Co., Ltd.	66,570	2,535,902
*	Daelim Trading Co., Ltd.	27,140	122,383
	Daesung Industrial Co., Ltd.	7,690	135,070
	Daewoo Engineering & Construction Co., Ltd.	819,780	3,474,367
*	Daewoo International Corp.	64,190	434,040
	Daewoo Motor Sales Corp.	61,560	368,216
*	Daewoo Securities Co., Ltd.	436,970	1,321,472
	Daewoong Co., Ltd.	12,340	56,621
	Dahaam E-Tec Co., Ltd.	5,985	44,275
	Daishin Securities Co., Ltd.	103,481	1,300,180
	Daiyang Metal Co., Ltd.	40,000	37,620
*	Daou Technology, Inc.	60,000	65,745
	DC Chemical Co., Ltd.	38,990	532,716
	Dong Ah Tire Industrial Co., Ltd.	42,420	146,210
	Dong Bu Insurance Co., Ltd.	132,650	648,409
*	Dong Hai Pulp Co., Ltd.	14,310	43,210
	Dong IL Rubber Belt Co., Ltd.	7,253	12,405
	Dong Wha Pharmaceutical Industries Co.	5,167	30,936
*	Dong Won Co., Ltd.	5,520	60,493
	Dong Yang Department Store Co., Ltd.	9,000	36,323
*	Dong Yang Mec	20,680	61,307
	Dong-A Pharmaceutical Co., Ltd.	19,920	284,330
	Dongbu Corp.	46,410	243,227
	Dongbu Hannong Chemical Co., Ltd.	14,890	93,352
	Dongbu Securities Co., Ltd.	22,040	39,125
	Dongbu Steel Co., Ltd.	46,108	341,638
	Dong-II Corp.	4,205	88,654
	Dongkook Industries Co., Ltd.	1,620	4,784

	Dongkuk Steel Mill Co., Ltd.	155,862	1,594,909
*	Dongsu Industrial Co., Ltd.	9,880	92,514
	Dongsung Chemical Industries	3,770	20,631
	Dongwon F&B Co., Ltd.	6,666	212,456
	Dongwon Financial Holding Co., Ltd.	116,926	614,516
*	Dongwon Industries Co., Ltd.	1,876	15,358
	Dongyang Express & Construction Corp.	5,250	54,096
*	Doosan Corp.	41,820	316,172
	Doosan Heavy Industries & Construction Co., Ltd.	314,180	2,331,667
*	Doosan Industrial Development Co., Ltd.	56,680	87,243
	DPI Co., Ltd.	33,340	79,050
	Duck Yang Industry Co., Ltd.	4,000	29,919
*	Enex Co., Ltd.	5,960	31,849
	F&F Co., Ltd.	23,100	28,632
*	First Fire & Marine Insurance Co., Ltd.	40,160	33,527
*	Firstech Co., Ltd.	28,190	14,718
*	Fursys, Inc.	24,120	180,892
	Global & Yuasa Battery Co., Ltd.	11,600	16,489
*	Good Morning Securities Co., Ltd.	283,690	784,222
	Green Cross Corp.	10,540	218,088
*	Gwangju Shinsegae Co., Ltd.	1,590	47,884
	Halla Engineering & Construction Corp.	7,450	30,102
	Han Kuk Carbon Co., Ltd.	25,070	26,983
	Han Wha Corp.	146,740	1,176,018
	Han Yang Securities Co., Ltd.	24,940	56,944
	Hana Securities Co., Ltd.	40,790	194,440
	Handok Pharmaceuticals Co., Ltd.	18,150	131,636
	Hanil Cement Manufacturing Co., Ltd.	15,883	672,969
*	Hanil E-wha Co., Ltd.	79,730	77,980
	Hanil Iron & Steel Co., Ltd.	1,815	18,247
	Hanjin Heavy Industry Co., Ltd.	145,790	657,362
	Hanjin Transportation Co., Ltd.	23,460	222,927
*	Hankook Core Co., Ltd.	7,001	517
	Hankook Cosmetics Co., Ltd.	30,000	23,730
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,392,470
	Hankuk Electric Glass Co., Ltd.	18,620	728,914
	Hankuk Glass Industries, Inc.	22,200	1,149,147
	Hankuk Paper Manufacturing Co., Ltd.	9,800	187,500
*	Hanmi Capital Co., Ltd.	28,690	79,355
	Hansae Co., Ltd.	3,260	31,216
*	Hansol Chemical Co., Ltd.	12,467	48,612
*	Hansol CSN Co., Ltd.	103,640	96,230
	Hansol Paper Co., Ltd.	92,914	719,445
*	Hansol Telecom Co., Ltd.	543	6,319
	Hanwha Chemical Corp.	218,380	1,504,483
	Hanwha Securities Co., Ltd.	62,690	121,374
	Heesung Cable, Ltd.	3,660	29,299
	Histeel Co., Ltd	1,080	9,601
	Hotel Shilla, Ltd.	76,920	374,865
	HS R&A Co., Ltd.	4,980	22,740
	Huchems Fine Chemical Corp.	45,340	143,391
*	Huneed Technologoes Co., Ltd.	90,030	21,945
	Husteel Co., Ltd.	10,370	53,882
	Hwa Sung Industrial Co.	26,510	80,633
	Hwashin Co., Ltd.	42,000	35,451
	Hyosung T & C Co., Ltd.	61,987	505,581
	Hyundai Cement Co., Ltd.	15,435	354,340
*	Hyundai Corp.	6,015	12,467
	Hyundai Department Store Co., Ltd.	37,908	1,135,471
	Hyundai Department Store H & S Co., Ltd.	8,362	96,848
	Hyundai Development Co.	160,560	1,755,134
*	Hyundai Elevator Co., Ltd.	9,180	287,342
	Hyundai Heavy Industries Co., Ltd.	154,760	3,506,824
	Hyundai Hysco	170,820	724,295
	Hyundai Marine & Fire Insurance Co., Ltd.	74,200	215,406
*	Hyundai Merchant Marine Co., Ltd.	193,270	1,774,891
*	Hyundai Mipo Dockyard Co., Ltd.	15,693	282,277
	Hyundai Motor Co., Ltd.	175,920	7,658,162
	Hyundai Pharmaceutical Ind Co., Ltd.	4,200	43,741

*	Hyundai Securities Co., Ltd.	249,730	950,706
	II Dong Pharmaceutical Co., Ltd.	5,840	53,727
*	II Jin Diamond Co., Ltd.	14,730	103,390
	II Sung Pharmaceutical Co., Ltd.	3,990	52,963
	II Yang Pharmaceutical Co., Ltd.	6,107	16,833
	IIShin Spinning Co., Ltd.	3,600	114,077
	INI Steel Co., Ltd.	235,930	2,463,723
	ISU Chemical Co., Ltd.	14,350	79,732
	Je II Pharmaceutical Co.	2,220	45,316
	Jeonbuk Bank, Ltd.	52,970	175,561
*	Jinro, Ltd.	407	15,901
	Joongang Constuction Co., Ltd.	9,880	47,473
*	KDB Capital Corp.	972	1,832
*	Keang Nam Enterprises Co., Ltd.	7,902	26,097
	KEC Corp.	10,630	187,425
	Keyang Electric Machinery Co., Ltd.	71,760	74,010
*	KG Chemical Corp.	111,230	44,934
	Kia Motors Corp.	292,680	2,575,926
	Kodenshi Korea Corp.	38,000	52,155
	Kolon Chemical Co., Ltd.	20,220	99,481
	Kolon Engineering & Construction Co., Ltd.	37,850	80,759
	Kolon Industries, Inc.	32,379	163,696
*	Kolon International	1,905	12,855
	Kolon International Corp.	11,960	51,071
	Korea Cast Iron Pipe Co., Ltd.	44,688	78,927
	Korea Circuit Co.	31,660	85,661
*	Korea Development Co., Ltd.	23,520	162,595
*	Korea Development Leasing Corp.	61,900	80,996
*	Korea Express Co., Ltd.	21,990	364,255
	Korea Fine Chemical Co., Ltd.	7,000	65,751
	Korea Flange Co., Ltd.	6,860	83,099
	Korea Iron & Steel Co., Ltd.	25,230	420,555
	Korea Iron & Steel Works Co., Ltd.	21,294	205,684
	Korea Kolmar Co., Ltd.	35,185	47,956
	Korea Komho Petrochemical	61,750	460,145
	Korea Mutual Savings Bank	14,910	74,974
	Korea Petrochemical Industry Co., Ltd.	12,300	104,959
	Korea Polyol Co., Ltd.	10,556	281,074
	Korea Reinsurance Co., Ltd.	92,790	310,116
	Korea Zinc Co., Ltd.	42,730	700,574
*	Korean Air Co., Ltd.	176,738	2,515,295
	Korean Air Terminal Service Co., Ltd.	3,490	41,945
*	KP Chemical Corp.	201,976	534,879
*	KTB Network, Ltd.	135,720	207,427
	Kukdo Chemical Co., Ltd.	8,710	72,023
	Kukdong City Gas Co., Ltd.	12,780	150,128
*	Kukje Corp.	34,550	31,928
	Kumgang Korea Chemical Co., Ltd.	22,960	2,476,685
	Kumho Industrial Co., Ltd.	89,380	617,968
*	Kunsul Chemical Industrial Co. Ltd	12,700	48,747
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	162,670
	Kyeryong Construction Industrial Co., Ltd.	17,500	175,475
	Kyobo Securities Co., Ltd.	76,680	140,222
	Kyong Dong Boiler Co., Ltd.	3,450	38,208
	Kyungbang Co., Ltd.	1,856	76,602
	LG Cable, Ltd.	68,050	979,008
	LG Engineering & Construction Corp.	104,882	1,979,396
	LG International Corp.	107,834	830,459
*	LG Investment & Securities Co., Ltd.	200,240	1,332,957
	Lotte Confectionary Co., Ltd.	1,170	573,312
	Lotte Sam Kang Co., Ltd.	2,460	171,563
	Meritz Securities Co., Ltd.	73,900	143,528
*	Midopa Co., Ltd.	88,950	458,129
	Motonic Corp.	640	6,812
	Namhae Chemical Corp.	105,810	154,143
	Namyang Dairy Products Co., Ltd.	1,320	350,747
	Nong Shim Holdings Co., Ltd.	1,750	89,581
	Oriental Fire & Marine Insurance Co., Ltd.	16,810	215,890
	Ottogi Corporation	7,320	159,889

*	Pacific Industries, Inc.	12,240	112,365
*	Pantech Co., Ltd.	19,630	79,579
*	PaperCorea, Inc.	19,552	40,111
*	Partsnic Co., Ltd.	11,310	19,170
*	Pohang Coated Steel Co., Ltd.	12,780	211,915
	Poong Lim Industrial Co., Ltd.	32,280	56,158
	Poong San Corp.	66,220	628,977
*	Pum Yang Construction Co., Ltd.	14,380	90,808
	Pusan Bank	200,400	1,223,981
	Pusan City Gas Co., Ltd.	21,560	257,895
	Pyung Hwa Industrial Co., Ltd.	45,370	138,355
*	Regent Securities Co., Ltd.	108,438	96,165
*	Rocket Electric Co., Ltd.	3,460	4,735
*	Saehan Industries, Inc.	95,610	157,711
*	Saehan Media Corp.	31,250	50,100
*	Sam Jin Pharmaceutical Co., Ltd.	2,650	51,802
	Sam Yung Trading Co., Ltd.	13,840	15,825
	Sambu Construction Co., Ltd.	11,175	88,723
	Samhwa Crown and Closure Co., Ltd.	3,100	25,420
	Samhwa Paints Industrial Co., Ltd.	33,600	77,541
*	Samlip Industrial Co., Ltd.	15,670	78,637
	Samsung Climate Control Co., Ltd.	11,990	51,111
	Samsung Corp.	331,070	4,016,134
*	Samsung Engineering Co., Ltd.	84,110	418,933
	Samsung Fine Chemicals	57,050	754,226
	Samsung Heavy Industries Co., Ltd.	491,740	2,170,868
	Samsung Securities Co., Ltd.	103,330	1,785,753
	Samwhan Corp. Co., Ltd.	17,730	87,387
	Samyang Corp.	22,135	410,114
	Samyang Genex Co., Ltd.	5,490	131,824
	Samyang Tongsang Co., Ltd.	2,820	28,459
*	Samyoung Chemical Co., Ltd.	2,820	17,388
*	Samyoung Corp.	6,130	46,673
	Samyoung Electronics Co., Ltd.	39,200	206,947
	Seah Holdings Corp.	4,619	58,336
	Seah Steel Corp.	6,245	70,752
*	Segye Corp.	20,530	31,235
	Sejong Industrial Co., Ltd.	44,050	108,866
	Sejong Securities Co., Ltd.	71,510	131,505
*	Sempio Foods Co.	3,610	16,383
*	Seoul Securities Co., Ltd.	109,220	284,779
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	83,169
	Shin Heung Securities Co., Ltd.	9,130	17,069
	Shin Young Securities Co., Ltd.	18,390	212,678
	Shin Young Wacoal, Inc.	273	8,316
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	91,204
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	175,976
	Shinpoong Pharmaceutical Co., Ltd.	4,540	40,070
*	Shinsegae Engineering & Construction Co., Ltd.	3,980	39,647
*	Shinsung Tongsang Co., Ltd.	21,550	29,073
	Sindo Ricoh	15,060	720,233
*	SK Chemicals Co., Ltd.	37,810	266,344
	SK Gas Co., Ltd.	18,370	357,804
*	SK Networks Co., Ltd.	13,708	160,524
*	SKC Co., Ltd.	57,310	361,792
	Song Woun Industries	24,310	37,778
*	Ssang Bang Wool Co., Ltd.	52,870	119,413
*	Ssangyong Cement Industry Co., Ltd.	587,792	596,694
*	Ssangyong Fire & Marine Insurance Co.	13,190	31,226
*	Ssangyong Motor Co.	158,040	990,842
	STX Corp.	24,376	98,930
*	STX Engine	8,711	18,491
*	Sung Chang Enterprise Co., Ltd.	9,000	59,921
	Sung Shin Cement Co., Ltd.	40,070	667,281
*	Sungwon Corp.	20,600	18,193
*	Sunjin Co., Ltd.	4,240	100,921
*	Sunkyong Securities Co., Ltd.	384,280	176,405
	Tae Kwang Industrial Co., Ltd.	2,380	327,172
	Tae Kyung Industrial Co., Ltd.	63,000	110,195

	Tae Young Corp.	16,270	506,697
	Taegu Department Store Co., Ltd.	19,941	148,286
	Tai Han Electric Wire Co., Ltd.	84,107	523,698
	Tai Lim Packaging Industries Co., Ltd.	4,380	9,922
	The Will-Bes & Co., Ltd.	10,640	20,110
*	Tong Kook Corp.	607	823
*	Tong Yang Investment Bank	166,420	244,091
*	Tong Yang Major Corp.	24,960	40,690
	Tong Yang Moolsan Co., Ltd.	4,560	9,607
*	Tongil Heavy Industries Co., Ltd.	160,770	82,513
*	Trigem Computer, Inc.	60,329	165,505
	TS Corp.	3,881	31,908
	Union Steel Manufacturing Co., Ltd.	12,240	457,516
	Wiscom Co., Ltd.	22,000	55,445
	Woongjin.Com Co., Ltd.	78,940	173,833
	Yoo Sung Enterprise Co., Ltd.	3,780	45,421
	Youlchon Chemical Co., Ltd.	47,300	307,220
*	Young Poong Mining & Construction Corp.	18,030	861
*	Youngbo Chemical Co., Ltd.	33,000	51,399
	Youngone Corp.	108,650	265,194
	Youngpoong Corp.	1,580	67,317
	Yuhan Corp.	5,179	307,615
	Yuhwa Securities Co., Ltd.	17,000	103,398
*	Zinus, Inc.	9,330	24,908
TOTAL COMMON STOCKS (Cost $82,337,264)			102,524,641

RIGHTS/WARRANTS — (0.0%)
*	Union Steel Manufacturing Co., Ltd. Rights 09/17/04	1,958	20,148
(Cost $0)
TOTAL — SOUTH KOREA (Cost $82,337,264)			102,544,789

TAIWAN — (11.0%)
COMMON STOCKS — (10.8%)
*	Abit Computer Co., Ltd.	753,000	324,462
	Abocom Systems, Inc.	105,000	29,101
*	Accton Technology Corp.	607,000	283,078
	Acer, Inc.	1,544,235	2,064,315
*	AGV Products	327,000	70,365
*	Allis Electric Co., Ltd.	86,320	15,790
*	Ambassador Hotel	435,000	206,186
*	Amtran Technology Co., Ltd.	207,000	121,407
*	Apex Science & Engineering Corp.	103,000	16,858
*	Arima Computer Corp.	1,474,000	452,348
	Asia Cement Corp.	3,646,115	2,120,383
	Asia Chemical Corp.	357,000	85,711
	Asia Polymer Corp.	272,160	138,074
*	Askey Computer Co., Ltd.	192,920	107,689
*	Aurora Corp.	210,650	128,668
	Aurora Systems Corp.	157,000	53,236
	Avision, Inc.	56,000	32,167
	Bank of Kaohsiung Co., Ltd.	611,622	393,802
*	Behavior Tech Computer Corp.	544,000	150,144
*	Bes Engineering Corp.	1,577,539	230,998
*	Carnival Industrial Corp.	336,000	58,495
	Cathay Chemical Works, Inc.	131,000	35,320
	Cathay Real Estate Development Co., Ltd.	1,914,421	995,152
*	Central Insurance Co., Ltd.	317,000	114,028
	Central Reinsurance Co., Ltd.	312,840	116,741
*	Chang Hwa Commercial Bank	6,341,459	3,464,864
*	Chang-Ho Fibre Corp.	50,000	20,376
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	22,230
	Cheng Loong Corp.	1,149,480	388,126
*	Chia Her Industrial Co., Ltd.	699,000	71,640
*	Chia Hsin Cement Corp.	778,000	383,710

*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	1,425,000	122,811
	Chia-I Industrial Co., Ltd.	334,000	106,075
*	Chien Tai Cement Co., Ltd.	470,397	28,579
	China Airlines	4,714,940	2,487,270
	China Chemical & Pharmaceutical Co.	300,240	109,796
*	China Development Financial Holdong Co., Inc.	1,130,000	503,608
	China Electric Manufacturing Co., Ltd.	306,000	82,530
*	China General Plastics Corp.	314,000	118,545
*	China Glaze Co., Ltd.	54,000	12,098
*	China Life Insurance Co., Ltd.	698,763	363,746
*	China Man-Made Fiber Co., Ltd.	952,020	454,790
	China Motor Co., Ltd.	469,000	548,971
*	China Petrochemical Development Corp.	1,875,000	277,048
*	China Rebar Co., Ltd.	1,592,000	136,329
	China Steel Structure Co., Ltd.	173,873	82,130
*	China Synthetic Rubber Corp.	385,948	123,959
*	China United Trust & Investment Corp.	851,145	91,761
*	China Wire & Cable Co., Ltd.	379,000	63,240
	Chinatrust Financial Holdings Co., Ltd.	241,686	255,883
	Chin-Poon Industrial Co., Ltd.	397,717	253,213
*	Chun Yu Works & Co., Ltd.	230,000	90,428
	Chun Yuan Steel Industrial Co., Ltd.	442,050	273,755
	Chung Hsin Electric & Machinery Co., Ltd.	512,000	196,410
	Chung Hwa Pulp Corp.	603,419	277,657
*	Chung Shing Textile Co., Ltd.	228,600	6,207
*	Chungwa Picture Tubes Co., Ltd.	1,890,000	825,380
	Clevo Co.	518,848	186,051
	CMC Magnetics Corp.	3,631,000	1,799,386
	Collins Co., Ltd.	328,758	101,252
*	Compeq Manufacturing Co., Ltd.	1,157,000	398,262
*	Compex International Co. Ltd.	46,400	5,318
	Continental Engineering Corp.	1,075,965	465,833
*	Cosmos Bank Taiwan	2,110,000	904,743
	CTCI Corp.	513,156	261,299
	Cyntec Co., Ltd.	33,600	19,592
*	Da-Cin Construction Co., Ltd.	229,000	62,920
*	Delpha Construction Co., Ltd.	357,000	25,492
	Der Pao Construction Co., Ltd.	483,000	116,258
	DFI, Inc.	64,000	28,484
*	Elite Material Co., Ltd.	93,000	28,049
	Elitegroup Computer Systems Co., Ltd.	489,250	174,539
*	Enlight Corp.	250,000	71,232
*	Entie Commercial Bank	2,465,474	709,270
*	ET Internet Technology Corp.	354,676	180,008
	Eten Information Systems, Ltd.	134,000	66,469
	Eternal Chemical Co., Ltd.	798,000	484,271
	Eva Airways Corp.	4,747,136	1,903,883
*	Ever Fortune Industrial Co., Ltd.	409,000	3,965
*	Everest Textile Co., Ltd.	432,178	107,164
	Evergreen International Storage & Transport Corp.	1,411,000	489,447
*	Evergreen Marine Corp., Ltd.	2,047,602	1,866,515
	Everlight Chemical Industrial Corp.	306,950	111,262
*	Everspring Industry Co., Ltd.	206,000	53,482
	Far East Department Stores, Ltd.	1,152,000	566,744
	Far East Textile, Ltd.	6,395,613	3,811,218
	Far Eastern International Bank	825,000	411,526
	Federal Corp.	189,000	112,852
*	FIC Global, Inc.	640,080	174,875
	First Copper Technology Co., Ltd.	322,750	107,921
*	First Financial Holding Co., Ltd.	3,071,000	2,146,689
*	First Hotel	123,000	64,488
	Formosa Taffeta Co., Ltd.	2,331,706	975,002
*	Formosan Rubber Group, Inc.	345,000	126,964
	Formosan Union Chemical Corp.	195,248	70,407
	Fortune Electric Co., Ltd.	191,000	54,327
	Fu I Industrial Co., Ltd.	264,000	57,936
	Fuh-Hwa Financial Holding Co., Ltd.	4,606,993	1,905,368
	Fwuson Industry Co., Ltd.	302,000	55,360
*	G.T.M. Corp.	133,000	47,416

*	Giga Storage Corp.	209,898	84,513
	Giga-Byte Technology Co., Ltd.	372,750	465,625
*	Gold Circuit Electronics, Ltd.	483,140	206,966
*	Goldsun Development & Construction Co., Ltd.	1,235,000	259,340
*	Grand Pacific Petrochemical Corp.	347,000	135,682
	Great China Metal Industry Co., Ltd.	287,000	161,742
	Great Wall Enterprise Co., Ltd.	376,980	88,875
*	Helix Co., Ltd	158,211	44,144
	Hey Song Corp.	594,000	179,450
	Ho Tung Holding Corp.	743,000	233,059
*	Hocheng Corp.	364,000	95,113
	Hong Ho Precision Textile Co., Ltd.	93,890	13,850
	Hong Tai Electric Industrial Co., Ltd.	282,000	79,047
*	Hsinchu International Bank	1,468,940	820,062
	Hsing Ta Cement Co., Ltd.	376,980	108,347
	Hua Eng Wire & Cable Co., Ltd.	702,035	167,916
	Hua Nan Financial Holding Co., Ltd.	80,775	56,706
*	Hualon Corp.	257,040	8,155
*	Hung Ching Development & Construction Co., Ltd.	528,000	63,473
	Hung Poo Construction Corp.	286,000	162,433
*	Hung Sheng Construction Co., Ltd.	642,000	340,596
*	Infodissc Technology Co., Ltd.	716,000	99,578
	International Bank of Taipei	2,686,735	1,786,194
	Inventec Corp.	1,288,550	692,464
*	Jean Co., Ltd.	154,000	30,209
	Jui Li Enterprise Co., Ltd.	195,000	54,142
	Jung Shing Wire Co., Ltd.	123,000	45,083
	Kang Na Hsiung Co., Ltd.	74,272	35,652
*	Kao Hsing Chang Iron & Steel Corp.	360,000	119,081
*	Kee Tai Properties Co., Ltd.	272,000	48,242
	King Yuan Electronics Co., Ltd.	496,173	423,438
*	Kingdom Construction Co., Ltd.	464,000	141,246
	Kinpo Electronics, Inc.	1,385,240	578,681
*	Kuoyang Construction Co., Ltd.	255,000	69,858
*	Kwong Fong Industries Corp.	230,000	24,461
	Lan Fa Textile Co., Ltd.	301,395	83,112
*	Lead Data Co., Ltd.	419,000	99,612
*	Leadtek Research, Inc.	112,000	49,933
*	Lealea Enterprise Co., Ltd.	658,000	113,641
	Lee Chang Yung Chemical Industry Corp.	505,505	183,899
*	Lee Chi Enterprises Co., Ltd.	196,000	71,685
*	Lelon Co., Ltd.	124,000	47,172
*	Leofoo Development Co., Ltd.	238,000	76,658
*	Les Enphants Co., Ltd.	126,000	39,773
*	Li Peng Enterprise Co., Ltd.	513,000	112,762
	Li Shin International Enterprise Corp.	39,900	13,637
	Lien Hwa Industrial Corp.	734,000	218,725
	Ling Sheng PrecisionIndustrial Corp.	211,320	103,553
	Long Bon Development Co., Ltd.	568,000	167,633
	Long Chen Paper Co., Ltd.	507,000	153,774
	Lucky Cement Corp.	449,000	128,327
*	Luxon Electronics Corp.	313,400	70,049
*	Macronix International Co., Ltd.	4,084,000	1,042,796
*	Megamedia Corp.	65,782	1,694
	Mercuries & Associates, Ltd.	559,980	180,117
	Mercuries Data Co., Ltd.	142,657	54,717
	Merida Industry Co., Ltd.	171,000	82,692
*	Microelectronics Technology, Inc.	352,000	134,695
	Micro-Star International Co., Ltd.	812,400	653,046
*	Microtek International, Inc.	115,062	18,162
	Mitac International Corp.	1,391,120	549,894
	Mitac Technology Corp.	52,000	21,682
	Mustek Systems, Inc.	82,500	31,627
*	Namchow Chemical Industrial Co., Ltd.	164,057	30,999
*	Nankang Rubber Tire Co., Ltd.	104,312	125,527
	Nantex Industry Co., Ltd.	186,430	57,122
*	New Asia Construction & Development Co., Ltd.	146,000	22,662
	Nien Hsing Textile Co., Ltd.	118,000	101,829
	Ocean Plastics Co., Ltd.	128,000	60,782

*	Opto Tech Corp.	483,000	127,307
*	Orient Semiconductor Electronics, Ltd.	1,305,855	77,865
*	Pacific Construction Co., Ltd.	324,256	21,638
*	Pacific Electric Wire & Cable Corp.	1,873,020	28,613
	Pan Overseas Electronics Co., Ltd.	187,864	60,929
*	Pan-International Industrial Corp.	192,450	113,404
	Phihong Technology Co., Ltd.	79,110	29,544
	Phoenix Precision Technology Corp.	132,000	61,970
*	Picvue Electronics, Ltd.	604,000	141,560
	Primax Electronics, Ltd.	484,745	115,099
*	Prince Housing & Development Corp.	1,102,000	280,229
*	Procomp Informatics, Ltd.	391,440	73,596
	Prodisc Technology, Inc.	662,085	332,596
	Radium Life Tech	85,534	76,418
	Ralec Electronic Corp.	172,451	77,658
	Realtek Semiconductor Corp.	340,000	398,192
*	Rectron, Ltd.	78,300	12,938
	Rexon Industrial Corp., Ltd.	218,820	69,672
	Ritek Corp.	2,812,518	1,079,384
*	Ruentex Development Co., Ltd.	626,000	101,784
	Sampo Corp.	1,538,850	397,102
*	San Fang Chemical Industry Co., Ltd.	82,280	54,826
	Sanyang Industrial Co., Ltd.	979,000	361,264
	Sanyo Electric Co., Ltd.	351,000	183,176
*	SDI Corp.	191,483	88,083
	Sheng Yu Steel Co., Ltd.	5,000	6,045
	Shihlin Electric & Engineering Corp.	683,000	398,677
*	Shihlin Paper Corp.	81,000	51,359
	Shinkong Co., Ltd.	186,190	88,518
*	Shinkong Synthetic Fibers Co., Ltd.	1,623,000	363,523
	Shinung Corp.	290,700	63,448
*	Silicon Integrated Systems Corp.	1,484,417	700,925
	Siliconware Precision Industries Co., Ltd.	1,128,000	830,307
*	Sin Yih Ceramic Co., Ltd.	211,000	43,656
	Sincere Navigation Corp.	382,052	349,284
*	Sinkong Spinning Co., Ltd.	75,000	27,537
	SinoPac Holdings Co., Ltd.	4,067,998	2,050,576
*	Sintek Photronics Corp.	258,000	125,833
*	Siward Crystal Technology Co., Ltd.	40,790	18,782
*	Solomon Technology Corp.	338,000	85,744
	South East Soda Manufacturing Co., Ltd.	233,000	51,885
*	Southeast Cement Co., Ltd.	497,700	124,984
*	Space Shuttle Hi-Tech Co., Ltd.	177,000	21,818
	Standard Foods Taiwan, Ltd.	288,000	87,413
	Stark Technology, Inc.	58,000	28,592
	Sunonwealth Electric Machine Industry Co., Ltd.	21,000	8,888
*	Systex Corp., Ltd.	1,156,000	439,769
*	Ta Chen Stainless Pipe Co., Ltd.	81,000	58,422
*	Ta Chong Bank	1,394,000	417,451
	Ta Ya Elec Wire & Cable Co., Ltd.	509,860	158,713
	Tah Hsin Industrial Corp.	268,000	69,817
	Ta-I Technology Co., Ltd.	151,200	101,614
*	Taichung Commercial Bank	1,979,000	520,204
*	Tainan Business Bank	749,000	241,712
	Tainan Spinning Co., Ltd.	1,976,000	533,608
*	Taita Chemical Co., Ltd.	223,000	78,854
*	Taitung Business Bank	163,395	18,138
*	Taiwan Business Bank	5,272,120	1,549,938
	Taiwan Cement Corp.	4,415,763	2,215,021
	Taiwan Fire & Marine Insurance Co., Ltd.	278,412	143,614
*	Taiwan Flourescent Lamp Co., Ltd.	124,000	54,080
	Taiwan Glass Ind. Corp.	1,403,896	1,237,750
*	Taiwan Kolin Co., Ltd.	498,000	109,598
	Taiwan Mask Corp.	212,000	95,614
	Taiwan Navigation Co., Ltd.	116,355	78,271
*	Taiwan Pulp & Paper Corp.	238,000	67,450
*	Taiwan Sakura Corp.	252,900	73,247
	Taiwan Sogo Shinkong Security Co., Ltd.	94,860	44,976
*	Taiwan Tea Corp.	992,215	162,627

	*	Tatung Co., Ltd.	6,109,000	2,552,364
	*	Tay-Shan Enterprises Co., Ltd.	372,320	77,377
	*	Teapo Electronic Corp.	79,000	24,011
		Teco Electric & Machinery Co., Ltd.	2,856,834	876,279
		Tecom, Ltd.	307,753	136,213
		Test-Rite International Co., Ltd.	97,005	52,573
	*	The Chinese Bank	1,754,000	326,056
	*	The Farmers Bank of China	2,118,800	622,062
		The First Insurance Co., Ltd.	203,840	97,692
		Ton Yi Industrial Corp.	2,170,810	567,461
		Tsann Kuen Enterprise Co., Ltd.	58,870	68,061
		TSRC Corp.	598,000	218,255
		Tung Ho Steel Enterprise Corp.	701,285	592,268
	*	Twinhead International Corp.	422,000	44,285
	*	Tycoons Group Enterprise Co., Ltd.	263,000	79,279
		Ulead Systems, Inc.	66,000	35,820
		U-Ming Marine Transport Corp.	408,250	540,977
	*	Union Bank of Taiwan	2,047,000	634,868
	*	Union Insurance Co., Ltd.	613,455	164,724
		Uni-President Enterprises Corp.	5,177,130	2,416,639
	*	Unitech Printed Circuit Board Corp.	433,000	216,180
		United Epitaxy Co., Ltd.	81,978	34,850
	*	United Microelectronics Corp.	1,648,000	1,115,171
	*	Universal Cement Corp.	353,360	125,089
	*	Universal Microelectronics Co., Ltd.	69,010	28,202
		Universal Scientific Industrial Co., Ltd.	835,800	312,402
		UPC Technology Corp.	826,840	312,230
		Usi Corp.	935,000	342,075
	*	Ve Wong Corp.	177,000	55,041
		Via Technologies, Inc.	900,000	620,921
	*	Visual Photonics Epitacy Co., Ltd.	86,000	35,009
	*	Walsin Lihwa Corp.	4,568,000	2,251,904
		Walsin Technology Corp., Ltd.	375,191	250,005
	*	Wan Hwa Enterprise Co., Ltd.	253,000	78,329
		Waterland Financial Holdings	3,202,000	1,128,672
	*	Wei Chih Steel Industrial Co., Ltd.	211,898	51,611
	*	Wei Chuan Food Corp.	167,000	56,519
	*	Winbond Electronics Corp.	6,485,000	2,734,927
		Wintek Corp.	128,432	135,027
		Wistron Corp.	1,030,102	381,728
		World Peace Industrial Co., Ltd.	245,700	180,091
		WUS Printed Circuit Co., Ltd.	489,402	239,880
	*	Yageo Corp.	2,870,840	1,197,975
		Yang Ming Marine Transport Corp.	1,078,052	948,556
	*	Yi Jinn Industrial Co., Ltd.	387,000	65,651
		Yieh Phui Enterprise Co., Ltd.	744,000	526,829
		Yosun Industrial Corp.	55,117	42,319
		Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,903,926	909,093
		Yulon Motor Co., Ltd.	1,482,263	1,468,382
		Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,130
		Yung Shin Pharmaceutical Industrial Co., Ltd.	268,000	202,675
		Yung Tay Engineering Co., Ltd.	456,000	244,761
		Zig Sheng Industrial Co., Ltd.	354,765	107,745
TOTAL COMMON STOCKS (Cost $88,467,415)				99,620,005

INVESTMENT IN CURRENCY — (0.2%)
*		Taiwan Dollar		1,966,323
(Cost $1,966,007)

RIGHTS/WARRANTS — (0.0%)
		Eva Airways Corp. Rights 09/20/04	253,915	0
		Prodisc Technology, Inc. Rights 09/13/04	71,073	0
TOTAL RIGHTS/WARRANTS (Cost $0)				0

TOTAL — TAIWAN (Cost $90,433,422)				101,586,328

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	1,028,666	8,522,807
	Advtech, Ltd.	281,863	36,986
	Aeci, Ltd.	203,663	1,025,700
	Afgri, Ltd.	694,675	647,292
	African Life Assurance Co., Ltd.	283,785	595,373
*	Afrikander Lease, Ltd.	246,760	64,766
*	AG Industries, Ltd.	258,225	92,403
	Allied Electronics Corp., Ltd.	161,543	281,696
	Anglo American PLC	233,102	5,265,503
	Argent Industrial, Ltd.	98,183	91,719
*	AST Group, Ltd.	195,883	18,266
*	Aveng, Ltd.	625,909	762,129
	Barloworld, Ltd.	386,586	4,365,000
*	Bell Equipment, Ltd.	164,643	160,554
*	Bridgestone Firestone Maxiprest, Ltd.	113,271	15,468
*	Business Connexion Group, Ltd.	465,381	244,707
	Bytes Technology Group, Ltd.	288,156	251,057
	Capital Alliance Holdings, Ltd.	368,442	659,854
	Capitec Bank Holdings, Ltd.	90,933	101,130
*	Caxton & CTP Publishers & Printers, Ltd.	827,456	1,059,624
*	Corpcapital, Ltd.	579,166	48,023
*	Datatec, Ltd.	217,667	324,895
	Delta Electrical Industries, Ltd.	91,531	417,492
*	Dimension Data Holdings PLC	1,342,376	703,414
	Distell Group, Ltd.	385,853	1,218,778
	Dorbyl, Ltd.	60,757	221,640
*	Ellerine Holdings, Ltd.	154,847	858,421
	Gold Reef Casino Resorts, Ltd.	344,218	465,514
	Grintek, Ltd.	210,786	38,112
	Group Five, Ltd.	116,245	187,807
	Highveld Steel & Vanadilum Corp., Ltd.	190,115	785,138
	Hudaco Industries, Ltd.	58,169	217,166
	Iliad Africa, Ltd.	76,658	76,084
	Illovo Sugar, Ltd.	561,051	635,198
	Imperial Holdings, Ltd.	354,239	4,096,143
	Investec, Ltd.	88,090	1,579,416
	Iscor, Ltd.	958,104	6,651,786
	Ist Group PLC	148,051	39,262
*	JCI, Ltd.	3,896,086	239,861
	Johnic Communications, Ltd.	137,588	495,981
	Kersaf Investments, Ltd.	151,284	894,390
	Liberty Group, Ltd.	604,537	4,995,395
	M Cubed Holdings, Ltd.	990,750	50,695
	Metair Investment, Ltd.	10,865	261,072
*	Metorex, Ltd.	214,682	69,684
	Metropolitan Holdings, Ltd.	1,204,141	1,383,233
	Murray & Roberts Holdings, Ltd.	557,578	1,030,602
	Nampak, Ltd.	1,161,961	2,450,320
	Nedcor, Ltd.	724,749	6,074,614
	New Clicks Holdings, Ltd.	679,389	785,027
	Northam Platinum, Ltd.	451,481	565,478
*	Nu-World Holdings	37,210	123,326
	Old Mutual PLC	6,336,632	12,123,253
	Omnia Holdings, Ltd.	63,382	277,110
*	Palabora Mining Co., Ltd.	37,666	238,083
	Peregrine Holdings, Ltd.	302,634	100,264
	PSG Group, Ltd.	151,915	79,947
	Rainbow Chicken, Ltd.	502,941	434,162
*	Randgold and Expl CO	113,476	221,398
	Rebserve Holdings, Ltd.	388,298	440,807
	Redefine Income Fund, Ltd.	83,325	35,096
*	Relyant Retail, Ltd.	944,541	215,377
	Sanlam, Ltd.	4,582,758	6,188,171
	Santam, Ltd.	225,445	1,802,467

	Sappi, Ltd.	413,321	5,829,219
*	Steinhoff International Holdings, Ltd.	1,787,097	2,201,402
*	Tiger Wheels, Ltd.	95,183	300,126
	Tongaat-Hulett Group, Ltd.	238,587	1,640,158
	Trans Hex Group, Ltd.	126,585	430,569
*	Trencor, Ltd.	337,654	618,607
	UCS Group, Ltd.	170,047	33,321
*	Unitrans Ltd	139,592	582,066
	Value Group, Ltd.	108,971	21,264
*	Western Areas Ltd	84,722	355,671

TOTAL — SOUTH AFRICA (Cost $88,505,281)			96,414,539

BRAZIL — (9.6%)

PREFERRED STOCKS — (8.2%)
*	Acesita SA	4,130,760,696	4,858,890
	Alpargatas-Santista Textil SA	430,000	52,925
	Banco Bradesco SA	83,828	4,075,647
*	Bradespar SA	2,851	73,341
	Brasil Telecom Participacoes SA	1,406,899	9,119
*	Braskem SA	142,800,000	4,143,293
	Centrais Electricas de Santa Catarin Celesc Series B	1,323,000	455,585
	Companhia Brasileira de Petroleo Ipiranga SA	202,800	1,085,564
*	Companhia Siderurgica Paulista	720,000	223,389
	Confab Industrial SA	1,800,000	1,166,042
	Coteminas Cia Tecidos Norte de Minas	15,097,500	1,307,455
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	87,010
	Duratex SA	66,910,000	2,372,533
	Embraco SA	342,000	151,585
	Embratel Participacoes SA	1,389,166	3,600
	Gerdau SA	775,552	12,808,639
	Globex Utilidades SA	34,076	133,609
*	Inepar SA Industria e Construcoes	78,960,001	16,691
	Investimentos Itau SA	2,207,166	2,716,628
	Magnesita SA Series A	36,500,000	155,557
	Marcopolo SA	326,400	695,534
	Metalurgica Gerdau SA	396,800	8,144,344
	Perdigao SA NPV	199,200	3,049,465
*	Plascar Participacoes Industriais SA	6,900,000	9,528
	Polialden Petroquimica SA	780,000	207,433
	Ripasa SA Papel e Celulose	1,298,000	1,309,949
	Sadia SA	3,838,282	6,543,270
	Sao Pau Alpargatas SA	470,000	44,869
	Siderurgica Belgo-Mineira	12,307,631	4,997,746
	Siderurgica de Tubarao Sid Tubarao	160,870,000	6,768,277
	Suzano Petroquimica SA	94,000	169,860
	Tele Celular Sul Participacoes SA	1,443,880	2,008
*	Tele Leste Celular Participacoes SA	1,784,040	553
	Tele Norte Celular Participacoes SA	1,390,958	261
	Tele Norte Leste Participacoes SA	7,538	103,604
	Telemar Norte Leste SA	95,000	1,739,669
	Telemig Celular Participacoes SA	1,422,616	2,110
	Telenordeste Celular Participacoes SA	1,437,735	1,814
*	Telesp Celular Participacoes	1,389,246	3,600
	Uniao des Industrias Petroquimicas SA Series B	2,153,712	2,496,632
	Unibanco-Uniao de Bancos Brasileiros SA	135,500	623,679
	Usinas Siderurgicas de Minas Gerais SA	41,925	664,682
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	26,200,000	1,844,630
TOTAL PREFERRED STOCKS (Cost $21,051,880)			75,320,619

COMMON STOCKS — (1.4%)
	Avipal SA Avicultura e Agropecua	12,500,000	30,472
	Brasil Telecom Participacoes SA	51,256,779	372,062

	Companhia Siderurgica Nacional	606,400	9,376,147
*	Embratel Participacoes	50,000,000	251,790
	Eternit SA	8,800	106,512
	Forjas Taurus SA	254,000	119,509
*	Suzano Bahia Sul Papel e Celullose SA	459,431	1,950,193
	Tele Celular Sul Participacoes SA	50,433,301	58,463
	Tele Centro Oeste Celular Participacoes SA	50,291,117	180,040
*	Tele Leste Celular Participacoes	64,212,621	16,420
*	Tele Norte Celular Participacoes	50,064,513	11,095
	Tele Norte Leste Participacoes SA	51,468	669,457
	Telemig Celular Participacoes SA	51,793,284	131,911
	Telenordeste Celular Participacoes SA	50,517,828	51,672
TOTAL COMMON STOCKS (Cost $4,136,863)			13,325,743

TOTAL — BRAZIL (Cost $25,188,743)			88,646,362

MEXICO — (8.8%)
COMMON STOCKS — (8.8%)
	Alfa S.A. de C.V. Series A	3,171,264	10,417,221
	Cementos de Mexico S.A. de C.V. Series B	90,000	510,491
*	Cintra S.A. de C.V.	85,000	19,971
*	Consorcio Hogar S.A. de C.V. Series B	189,500	57,838
	Controladora Comercial Mexicana S.A. de C.V. Series B	4,793,000	5,220,078
*	Corporacion Geo S.A. de C.V. Series B	1,728,500	2,251,430

*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,414,805	2,932,625
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	379
	Corporativo Fragua S.A. de C.V. Series B	70	191
*	Desc S.A. de C.V. Series B	8,736,833	2,516,957
	El Puerto de Liverpool S.A. Series 1	20,000	29,862
	El Puerto de Liverpool S.A. Series C1	328,600	477,365
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	4,743
*	Empresas ICA Sociedad Controladora S.A. de C.V.	14,137,500	4,172,149
	Empresas la Moderna S.A. de C.V. Series A	2,636,785	657,720
	Fomento Economico Mexicano Series B & D	488,000	2,110,502
*	GPo Iusacell	143,500	236,698
	Gruma S.A. de C.V. Series B	1,222,950	2,073,070
	Grupo Carso S.A. de C.V. Series A-1	721,000	3,302,459
	Grupo Cementos de Chihuahua, S.A. de C.V.	1,261,000	2,065,579
	Grupo Corvi S.A. de C.V. Series L	284,000	48,017
	Grupo Financiero del Norte S.A. Series C	650,000	2,559,923
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	74	15
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	75,724	16,627
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,728,165	4,025,574
*	Grupo Gigante S.A. de C.V. Series B	324,076	204,940
	Grupo Industrial Maseca S.A. de C.V. Series B	1,824,900	801,414
	Grupo Industrial Saltillo Unique Series	790,300	1,332,380
*	Grupo Nutrisa S.A. de C.V.	428	117
	Grupo Posadas S.A. de C.V. Series L	356,000	206,368
*	Grupo Qumma S.A. de C.V. Series B	5,301	84
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Herdez Common Series	319,000	140,090
*	Hylsamex S.A. de C.V. Series B	1,026,960	1,717,388
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	246,000	420,893
	Industrias Penoles S.A. de C.V.	1,277,400	5,239,522
*	Industrias S.A. de C.V. Series B	93,000	535,023
*	Jugos del Valle S.A. de C.V. Series B	155,900	214,841
*	Nueva Grupo Mexico S.A. de C.V. Series B	4,826,996	17,212,774
	Organizacion Soriana S.A. de C.V. Series B	1,862,300	5,479,518
*	Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share Series B, 1 share Series C & 1 share Series D)	2,400	1,086
*	US Commercial Corp. S.A. de C.V.	271,000	140,433
	Vitro S.A.	1,491,900	1,310,351
TOTAL COMMON STOCKS (Cost $54,425,938)			80,664,706

INVESTMENT IN CURRENCY — (0.0%)
	Mexican Peso		5,886
(Cost $6,374)
TOTAL — MEXICO (Cost $54,432,312)			80,670,592

MALAYSIA — (8.3%)
COMMON STOCKS — (8.3%)
*	A&M Realty Berhad	427,100	140,968
	ACP Industries Berhad	512,000	192,586
*	Advance Synergy Berhad	641,000	66,450
	Advanced Synergy Capital Berhad	153,500	26,280
	Affin Holdings Berhad	2,735,500	984,930
	Aluminum Co. of Malaysia	250,000	89,924
*	AMBD Berhad	1,990,900	83,811
	AMMB Holdings Berhad	938,944	809,428
	Ancom Berhad	375,000	78,889
	Ann Joo Resources Berhad	619,200	270,382
*	Antah Holding Berhad	306,000	11,249
*	Apollo Food Holdings Berhad	198,400	115,851
*	Arab Malaysia Corp. Berhad	2,000,000	651,877
	Asas Dunia Berhad	524,700	137,966
*	Asia Pacific Land Berhad	1,349,000	88,732
	Asiatic Development Berhad	1,745,200	827,100
*	Avenue Assets Berhad	2,401,600	322,070
	Ayer Hitam Planting Syndicate Berhad	27,000	17,013
	Bandar Raya Developments Berhad	1,252,100	653,581
	Batu Kawan Berhad	673,800	1,012,823
*	Berjaya Capital Berhad	1,765,900	403,927
*	Berjaya Group Berhad	3,516,900	101,648
	Berjaya Land Berhad	2,479,500	528,058
	Bernas Padiberas Nasional Berhad	1,391,800	545,875
	Bimb Holdings Berhad	1,029,800	465,705
	Bina Darulaman Berhad	118,000	37,399
	Binaik Equity Berhad	149,800	38,050
	Bolton Properties Berhad	747,000	133,569
	Boustead Holdings Berhad	1,665,600	704,899
	Cahya Mata Sarawak Berhad	1,008,800	426,298
*	Camerlin Group Berhad	845,200	220,219
	Chemical Co. of Malaysia Berhad	311,000	175,960
	Chin Teck Plantations Berhad	81,000	105,578
	Choo Bee Metal Industries Berhad	235,700	142,671
	Commerce Asset Holding Berhad	1,104,000	1,335,074
*	Cosway Corp. Berhad	854,100	193,289
	Courts Mammoth Berhad	345,500	176,806
	Cycle & Carriage Bintang Berhad	249,800	209,535
*	Damansara Realty Berhad	391,000	10,738
	Datuk Keramik Holdings Berhad	127,000	2,994
	Dijaya Corp. Berhad	612,100	140,689
	Diversified Resources Berhad	3,284,000	1,779,430
	DNP Holdings Berhad	166,000	32,835
*	E&O Property Development Berhad	1,166,000	171,626
	Eastern & Oriental Berhad	325,000	55,664
	Eastern Pacific Industrial Corp. Berhad	414,400	166,360
*	Econstates Berhad	264,000	70,704
	Edaran Otomobil Nasional Berhad	758,100	596,395
	Esso Malaysia Berhad	237,000	146,421
*	Europlus Berhad	278,100	43,715
*	Faber Group Berhad	170,300	20,952
	Far East Holdings Berhad	159,200	146,936
	Focal Aims Holdings Berhad	424,000	48,079
	Fraser & Neave Holdings Berhad	110,800	124,119
	General Corp. Berhad	564,000	77,089
	Glomac Berhad	171,600	96,311
*	Gold IS Berhad	734,100	286,009

	Golden Hope Plantations Berhad	3,235,200	2,983,859
*	Golden Plus Holdings Berhad	201,000	51,755
*	Gopeng Berhad	273,900	36,768
	Grand United Holdings Berhad	451,100	66,480
*	Gula Perak Berhad	417,000	173,079
	Guthrie Ropel Berhad	191,700	191,386
	Hap Seng Consolidated Berhad	662,100	452,974
	Highlands and Lowlands Berhad	1,967,300	1,863,839
*	Ho Hup Construction Co. Berhad	175,100	67,613
*	Ho Wah Genting Berhad	369,000	38,804
	Hong Leong Credit Berhad	1,191,937	1,316,772
	Hong Leong Industries Berhad	261,000	280,114
	Hong Leong Properties Berhad	2,295,741	315,869
	Hume Industries (Malaysia) Berhad	270,667	320,129
	Hwang-DBS (Malaysia) Berhad	654,000	260,451
	IGB Corp. Berhad	3,872,600	1,222,079
	IJM Corp. Berhad	785,800	992,750
	IJM Plantations Berhad	204,400	64,564
*	Insas Berhad	1,680,000	156,857
*	Integrated Logistics Berhad	324,000	147,779
	IOI Properties Berhad	13,600	27,698
	Island & Peninsular Berhad	522,500	591,488
	Jaya Tiasa Holdings Berhad	439,000	459,727
	Jerneh Asia Berhad	265,700	151,058
*	Johan Holdings Berhad	228,000	18,372
	Johor Port Berhad	1,078,200	639,226
	Johore Tenggara Oil Palm Berhad	464,000	137,595
	K & N Kenanga Holdings Berhad	1,454,300	306,158
	Keck Seng (Malaysia) Berhad	657,500	311,250
*	Kedah Cement Holdings Berhad	1,058,307	1,446,549
*	Kejora Harta Berhad	601,000	45,026
	Kian Joo Can Factory Berhad	598,200	410,548
*	KIG Glass Industrial Berhad	260,000	9,906
	Kim Hin Industry Berhad	265,000	144,829
	Kim Loong Resources Berhad	113,000	41,400
	KPJ Healthcare Berhad	478,600	172,384
	Kuala Lumpur Kepong Berhad	696,300	1,188,789
*	Kub Malaysia Berhad	1,251,400	215,087
	Kulim Malaysia Berhad	720,125	447,499
*	Kumpulan Emas Berhad	1,268,000	109,889
	Kwantas Corp. Berhad	123,000	166,517
*	Land & General Berhad	2,261,700	145,692
	Landmarks Berhad	1,637,000	281,535
*	Leader Universal Holdings Berhad	1,621,833	162,078
*	Leong Hup Holdings Berhad	286,000	73,041
*	Lien Hoe Corp. Berhad	654,850	56,023
	Lingui Development Berhad	1,457,900	443,717
	Lion Diversified Holdings Berhad	1,044,100	296,183
	Lion Industries Corp. Berhad	1,742,581	432,913
	Malayan Cement Berhad	67,500	14,269
	Malayawata Steel Berhad	645,100	332,491
*	Malaysia Building Society Berhad	263,000	43,062
	Malaysia Industrial Development Finance Berhad	3,121,800	985,398
	Malaysia Mining Corp. Berhad	3,577,000	1,783,372
*	Malaysian Airlines System Berhad	80,000	90,300
	Malaysian Mosaics Berhad	1,097,200	448,999
	Malaysian Plantations Berhad	2,514,000	1,478,137
	Maruichi Malaysia Steel Tube Berhad	479,000	264,706
	Matrix International Berhad	316,000	103,895
	Matsushita Electric Co. (Malaysia) Berhad	160,880	444,665
*	MBF Holdings Berhad	41,850	1,703
	MBM Resources Berhad	273,433	169,821
*	Meda, Inc. Berhad	650,100	46,174
	Mega First Corp. Berhad	448,000	111,020
	Metro Kajang Holdings Berhad	535,320	184,361
*	Metroplex Berhad	817,000	12,847
	Mieco Chipboard Berhad	228,000	139,913
*	MTD Infraperdana Berhad	2,502,800	396,055
	Muda Holdings Berhad	706,000	81,746

	Muhibbah Engineering Berhad	321,600	83,679
	MUI Properties Berhad	1,314,000	131,934
*	Mulpha International Berhad	5,006,400	847,505
*	Multi-Purpose Holdings Berhad	1,974,000	544,393
*	Mutiara Goodyear Development Berhad	247,900	60,317
	MWE Holdings Berhad	360,000	53,957
*	Mycron Steel Berhad	119,750	44,434
*	Naluri Berhad	2,194,400	646,088
*	Nam Fatt Berhad	286,100	47,416
	Narra Industries Berhad	154,200	71,162
	NCB Holdings Berhad	1,310,500	845,314
	Negri Sembilan Oil Palms Berhad	167,600	99,766
*	New Straits Times Press (Malaysia) Berhad	735,600	730,359
	Nylex (Malaysia) Berhad	109,750	23,544
	Oriental Holdings Berhad	1,632,716	1,779,493
	Oriental Interest Berhad	170,000	57,648
	OSK Holdings Berhad	1,249,266	526,656
	OSK Property Holdings Berhad	186,678	58,357
	Oyl Industries Berhad	96,333	905,880
	Pacific & Orient Berhad	239,300	119,761
	Pan Malaysia Cement Works Berhad	1,271,800	183,953
*	Pan Malaysian Industries Berhad	4,041,000	84,737
*	Pan Pacific Asia Berhad	100,000	2,368
*	Paracorp Berhad	252,000	16,566
	Paramount Corp. Berhad	203,900	123,798
	PBA Holdings Berhad	648,400	247,826
	Pelangi Berhad	1,655,800	248,777
*	Pernas International Holdings Berhad	2,030,200	248,512
	Perusahaan Otomobil Nasional Berhad	1,305,500	2,662,533
	Petaling Garden Berhad	636,200	195,678
	Phileo Allied Berhad	1,473,100	808,345
*	Pilecon Engineering Berhad	210,000	3,584
	PJ Development Holdings Berhad	1,043,900	112,988
	PK Resources Berhad	25,000	5,082
	PPB Group Berhad	1,549,933	2,609,548
*	Premium Nutri	513,100	53,911
*	Prime Utilities Berhad	46,000	12,325
*	Promet Berhad	140,000	10,684
	Pulai Springs Berhad	159,800	59,365
	RHB Capital Berhad	5,573,300	2,810,684
	Road Builders (Malaysia) Holdings Berhad	815,200	512,766
	Sapura Telecommunications Berhad	155,152	71,182
	Sarawak Enterprise Corp. Berhad	2,964,200	1,029,257
	Sarawak Oil Palms Berhad	93,000	54,883
	SCB Developments Berhad	120,000	140,665
	Scientex, Inc. Berhad	116,000	63,491
	Selangor Dredging Berhad	619,000	64,158
	Selangor Properties Berhad	1,164,600	639,986
	Shell Refining Co. Federation of Malaysia Berhad	48,000	92,301
*	SHL Consolidated Berhad	561,300	238,576
*	Silverstone Corp. Berhad	8,690	470
	Sime Darby Berhad (Malaysia)	355,980	518,579
*	Sime Engineering Services Berhad	222,000	68,240
*	South East Asia Lumber, Inc. Berhad	228,800	55,270
	Southern Acids (Malaysia) Berhad	44,000	21,460
	Southern Bank Berhad (Foreign)	1,854,950	1,297,802
	Southern Steel Berhad	443,000	227,101
*	Store Corp. Berhad	124,630	85,258
	Sunrise Berhad	827,200	369,712
	Sunway City Berhad	1,160,000	489,916
*	Sunway Holdings, Inc. Berhad	394,000	124,471
*	Suria Capital Holdings Berhad	1,181,600	176,523
*	Symphony House Berhad	160,071	30,088
	Ta Enterprise Berhad	4,292,200	845,238
*	Talam Corp. Berhad	139,050	42,167
*	Tamco Corp. Holdings Berhad	219,500	25,416
	Tan Chong Motor Holdings Berhad	2,220,500	800,500
	Tekala Corp. Berhad	337,700	76,802
*	Time Dotcom Berhad	6,301,800	1,437,663

Tiong Nam Transport Holdings Berhad	171,500	58,898
Tradewinds (Malaysia) Berhad	782,900	530,848
* Trengganu Development & Management Berhad	534,400	126,640
Tronoh Mines Malaysia Berhad	371,000	284,483
UDA Holdings Berhad	875,200	312,391
UMW Holdings Berhad	977,143	1,259,381
Unico-Desa Plantations Berhad	1,436,000	172,070
Union Paper Holdings Berhad	1,014,100	208,190
Uniphone Telecommunications Berhad	286,800	74,581
United Malacca Rubber Estates Berhad	310,800	285,389
United Plantations Berhad	112,000	136,876
* Utama Banking Group Berhad	955,000	221,748
* VS Industry Berhad	285,500	90,065
Warisan TC Holdings Berhad	109,850	49,631
Worldwide Holdings Berhad	418,600	197,975
WTK Holdings Berhad	222,800	310,335
Yeo Hiap Seng (Malaysia) Berhad	296,100	145,436
YTL Corp. Berhad	272,200	329,327
TOTAL COMMON STOCKS (Cost $70,878,902)		76,185,700

RIGHTS/WARRANTS — (0.0%)
Kulim Malaysia Berhad Warrants 04/21/09	144,025	29,753
Mieco Chipboard Berhad Warrants 04/21/09	76,000	22,600
Sunway Holdings, Inc. Berhad Rights 10/01/04	137,900	0
TOTAL RIGHTS/WARRANTS (Cost $2,000)		52,353

TOTAL — MALAYSIA (Cost $70,880,902)		76,238,053

TURKEY — (7.9%)
COMMON STOCKS — (7.9%)
*	Adana Cimento Sanayi Ticaret A.S.	130,533,878	93,825
*	Ak Enerji A.S.	216,113,700	949,301
	Akbank T.A.S.	2,744,529,505	11,702,229
*	Aksa	148,490,460	1,261,994
	Aksigorta A.S.	401,460,655	1,216,106
*	Alarko Sanayii ve Ticaret A.S.	40,047,992	266,823
*	Alternatifbank A.S.	92,933,793	46,448
*	Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.	87,865,000	75,821
*	Anadolu Anonim Turk Sigorta Sirketi	450,118,800	586,598
	Anadolu Cam Sanayii A.S.	561,694,217	1,266,554
*	Ayen Enerji A.S.	52,628,000	325,212
*	Bagfas Bandirma Gubre Fabrik	7,420,000	162,526
	Bati Cimento A.S.	255,022,921	366,915
*	Bolu Cimento Sanayi A.S.	290,345,704	356,777
	Borusan	98,343,000	609,630
*	Bossa Ticaret ve Sanayi Isletmeleri A.S.	360,180,000	361,742
*	Brisa Bridgestone Sanbanci Lastik San & Tic A.S.	9,261,000	317,456
	CIMSA A.S. (Cimento Sanayi ve Ticaret)	480,369,600	1,079,166
*	Dardanel Onentas	16,183,440	13,700
*	Dogan Sirketler Grubu Holdings A.S.	3,007,361,142	5,156,566
*	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360,000	87,673
*	Eczacibasi Yapi Gere	362,756,250	365,977
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394,500	6,846,497
*	Finansbank	2,461,996,166	2,870,149
*	Goldas Kuyumculuk Sanayi A.S.	327,200,000	248,120
	Goltas Cimento	24,412,000	155,385
*	Gubre Fabrikalari Ticaret A.S.	29,241,000	48,872
*	Gunes Sigorta A.S.	309,093,748	244,976
*	Ihlas Holding	188,032,000	151,423
*	Is Gayrimenk	1,114,100,400	1,275,521
*	Izmir Demir Celik	230,946,541	324,991
	Kartonsan	1,000,000	48,275
*	Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	414,951,000	634,757

*	Kutahya Porslen Sanayii A.S.	7,076,000	74,873
*	Mardin Cimento	51,378,750	229,384
	Marshall Boya ve Vernik Sanayii A.S.	11,818,000	127,248
*	Medya Holdings A.S. Series C	33,508,000	153,778
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650,000	169,063
*	Milpa Ticari ve Sinai Urunler Pazarlama	48,774,528	38,327
*	Net Holding A.S.	123,098,207	94,594
*	Net Turizm Ticaret ve Sanayi	92,089,000	76,895
*	Netas Northern Electric Telekomunikasyon A.S.	24,805,400	508,039
*	Otobus Karoseri Sanayi A.S.	98,162,368	389,230
*	Pinar Entegre et ve Yem Sanayii A.S.	51,591,600	34,655
	Pinar Sut Mamulleri Sanayii A.S.	58,424,850	65,336
*	Raks Elektroniks A.S.	5,859,000	4,667
*	Sabah Yayincilik A.S.	31,938,000	80,721
	Sarkuysan Elektrolitik Bakir Sanayi A.S.	247,799,135	270,721
*	Sasa Suni ve Sentetik Elyat Sanayi A.S.	1,121,965,000	1,217,066
*	Tat Konserve Sanayii A.S.	175,295,920	283,903
*	Tekstil Bankasi A.S.	501,024,697	140,186
	Ticaret ve Sanayi A.S.	27,299,993	45,383
	Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.	156,597,250	245,913
*	Tofas Turk Otomobil Fabrikasi A.S.	544,993,508	1,183,490
	Trakya Cam Sanayii A.S.	1,227,824,231	3,133,889
*	Turk Demir Dokum Fabrikalari	166,949,478	341,636
	Turk Dis Ticaret Bankasi A.S.	1,984,958,042	2,126,781
*	Turk Siemens Kablo ve Elektrik Sanayi A.S.	39,312,000	62,506
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218,317	4,826,894
*	Turkiye Garanti Bankasi A.S.	1,892,062,225	6,199,950
	Turkiye Is Bankasi A.S. Series C	1,860,440,560	6,160,894
	Ulker Gida Sanayi Ve Ticaret	113,147,029	470,348
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978,643	18,503
	USAS (Ucak Servisi A.S.)	3,420,000	41,678
*	Vestel Elektronik Sanayi Ticaret A.S.	223,134,000	809,651
*	Yapi ve Kredi Bankasi A.S.	1,405,653,434	3,360,409
*	Yatak ve Vorgan Sanayi ve Ticaret Yatas	18,345,600	14,441
TOTAL COMMON STOCKS (Cost $32,625,802)			72,519,057

INVESTMENT IN CURRENCY — (0.0%)
*	Turkish Lira		387
(Cost $391)
TOTAL — TURKEY (Cost $32,626,193)			72,519,444

ISRAEL — (6.7%)
COMMON STOCKS — (6.7%)
*	Afcon Industries, Ltd.	2,102	4,495
	American Israeli Paper Mills, Ltd.	13,563	690,239
*	Ashtrom Properties, Ltd.	171,400	65,829
*	Azorim Investment Development & Construction Co., Ltd.	299,403	2,388,191
	Bank Hapoalim, Ltd.	3,775,700	10,249,573
	Bank Leumi Le-Israel	4,836,950	9,750,663
	Bank of Jerusalem, Ltd.	71,150	65,995
*	Baran Group, Ltd.	94,200	559,305
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	304,048
	CLAL Industries, Ltd.	773,796	3,191,255
	Delta Galil Industries, Ltd.	78,554	998,033
*	Discount Mortgage Bank, Ltd.	3,611	319,411
*	Elbit Medical Imaging	192,747	1,603,364
	Elco Industries (1975)	11,441	40,423
	Electra Consumer	23,400	247,588
*	Electrochemical Industries (1952), Ltd.	48,800	1,662
*	Elron Electronic Industries, Ltd.	202,297	2,870,920
*	Feuchtwanger Investments 1984, Ltd.	10,500	5,818
*	First International Bank of Israel	294,660	1,689,277
*	First International Bank of Israel, Ltd.	434,800	481,104
*	Formula Systems (1985), Ltd.	93,700	1,472,126

*	Formula Vision Technologies, Ltd.	1,953	1,752
*	Granite Hacarmel Investments, Ltd.	142,500	213,500
	IDB Development Corp., Ltd. Series A	87,522	2,042,672
	Industrial Building Corp., Ltd.	408,034	413,180
	Investec Bank, Ltd.	4,400	145,921
	Israel Cold Storage & Supply Co., Ltd.	7,000	24,483
	Israel Corp. Series A	4,000	714,622
*	Israel Land Development Co., Ltd.	234,969	629,453
	Israel Petrochemical Enterprises, Ltd.	253,817	1,427,514
*	Israel Steel Mills, Ltd.	97,000	836
*	Kardan Real Estate, Ltd.	5,341	5,660
*	Knafaim-Arkia Holdings, Ltd.	117,857	1,406,839
*	Koor Industries, Ltd.	125,770	5,129,948
*	Leader Holding & Investments, Ltd.	113,800	144,355
*	Liberty Properties, Ltd.	3,457	21,470
	M.A.Industries, Ltd.	227,355	907,694
	Mehadrin, Ltd.	24,063	356,349
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	41,709
	Middle East Tube Co.	46,200	49,233
	Miloumor, Ltd.	26,800	105,750
*	Minrav Holdings, Ltd.	2,000	67,627
*	Nice Systems, Ltd.	50,930	986,569
*	OCIF Investments and Development, Ltd.	3,380	44,150
	Otzar Hashilton Hamekomi, Ltd.	1,050	65,301
	Packer Plada, Ltd.	2,877	179,996
*	Polgat Industries, Ltd. Series B	21,900	44,792
	Property and Building Corp., Ltd.	7,261	594,593
	Scitex Corp., Ltd.	365,565	1,440,409
*	Shrem Fudim Kelner & Co., Ltd.	28,100	74,370
*	Super-Sol, Ltd. Series B	688,337	1,587,525
*	Team Computer & Systems, Ltd.	7,900	78,819
*	Union Bank of Israel, Ltd.	373,011	1,158,820
	United Mizrahi Bank, Ltd.	1,233,305	4,222,948
*	Urdan Industries, Ltd.	183,950	91,446
	Ytong Industries, Ltd.	174,250	135,830
TOTAL COMMON STOCKS (Cost $50,280,448)			61,555,454

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		6,030
(Cost $6,027)
TOTAL — ISRAEL (Cost $50,286,475)			61,561,484

INDONESIA — (5.8%)
COMMON STOCKS — (5.8%)
*	PT Apac Centretex Corporation Tbk	774,000	11,596
	PT Asahimas Flat Glass Co., Ltd.	5,333,500	1,087,229
	PT Astra Agro Lestari Tbk	12,738,500	3,438,862
	PT Astra Graphia Tbk	18,779,000	520,600
	PT Bank Central Asia Tbk	2,554,000	492,571
*	PT Bank NISP Tbk	44,791,078	2,570,510
*	PT Bank Pan Indonesia Tbk	113,481,722	3,224,337
	PT Berlian Laju Tanker Tbk	27,228,400	2,781,323
	PT Bhakti Investama Tbk	31,933,500	919,016
	PT Branta Mulia Tbk	180,000	13,680
*	PT Budi Acid Jaya Tbk	6,410,000	71,863
	PT Charoen Pokphand Indonesia Tbk	13,979,000	419,783
*	PT Clipan Finance Indonesia Tbk	12,461,000	380,701
*	PT Davomas Adabi Tbk	14,203,500	1,142,350
	PT Dynaplast Tbk	3,040,000	479,893
*	PT Eterindo Wahanatama Tbk	4,599,000	68,750
*	PT Ever Shine Textile Tbk	19,347,215	216,689
*	PT Great River International	1,788,000	92,308
*	PT Hero Supermarket Tbk	220,000	35,924
*	PT Indocement Tunggal Prakarsa Tbk	166,000	28,426

	PT Indorama Synthetics Tbk	7,901,320	402,036
	PT International Nickel Indonesia Tbk	7,522,000	6,530,266
*	PT Jaya Real Property	5,189,500	840,748
*	PT Karwell Indonesia	1,466,500	64,135
*	PT Kawasan Industry Jababeka Tbk	534,000	6,605
	PT Komatsu Indonesia Tbk	6,049,000	1,328,563
	PT Lautan Luas Tbk	7,721,000	211,284
*	PT Lippo Karawaci Tbk	412,676	72,121
*	PT Makindo Tbk	1,450,000	168,200
	PT Matahari Putra Prima Tbk Foreign	12,852,500	691,119
	PT Mayorah Indah	8,497,572	804,296
	PT Medco Energi International Tbk	31,249,000	4,850,263
*	PT Metrodata Electronics Tbk	18,582,000	149,610
*	PT Modern Photo Tbk	1,266,500	78,102
*	PT Mulia Industrindo	5,260,000	138,195
*	PT Mutlipolar Corporation Tbk	3,195,000	99,233
*	PT Panasia Indosyntec Tbk	403,200	21,504
*	PT Panin Insurance Tbk	27,086,000	654,294
	PT Rig Tenders Indonesia Tbk	2,760,000	265,765
	PT Sari Husada Tbk	1	2
	PT Selamat Semp Tbk	10,624,000	283,798
	PT Semen Gresik Tbk	8,421,591	9,027,670
*	PT Sinar Mas Agro Resources and Technology Tbk	1,688,580	486,311
	PT Summarecon Agung Tbk	2,250,000	126,883
*	PT Sunson Textile Manufacturer Tbk	6,012,000	74,399
*	PT Suparma Tbk	3,995,345	69,037
*	PT Surya Dumai Industri Tbk	5,145,000	187,964
	PT Surya Toto Indonesia	46,400	23,509
	PT Tempo Scan Pacific	6,466,000	4,601,032
	PT Tigaraksa Satria Tbk	68,400	26,995
	PT Timah Tbk	5,855,000	1,333,867
	PT Trias Sentosa Tbk	29,527,200	570,655
	PT Trimegah Sec Tbk	34,298,000	475,870
	PT Tunas Ridean Tbk	10,810,000	484,647
*	PT Ultrajaya Milk Industry & Trading Co.	13,717,500	576,539
	PT Unggul Indah Corp. Tbk	371,435	83,648

TOTAL — INDONESIA (Cost $38,777,964)			53,805,576

THAILAND — (5.1%)
COMMON STOCKS — (5.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	370,487
*	Advance Agro Public Co., Ltd. (Foreign)	1,587,830	884,458
	American Standard Sanitaryware (Thailand) Public Co. Ltd. (Foreign)	4,150	26,305
*	Bangkok Bank Public Co., Ltd.	229,700	545,986
	Bangkok Expressway Public Co., Ltd. (Foreign)	4,575,300	2,603,472
	Bangkok Insurance Public Co., Ltd.	20,800	110,867
*	Bangkok Land Co., Ltd. (Foreign)	11,962,000	189,554
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	12,702,400	3,232,784
	Banpu Public Co., Ltd. (Foreign)	1,172,600	3,969,666
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	566,238
	Cal-Comp Electronics (Thailand) Public Co., Ltd.	162,700	127,933
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	599,802
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	265,592
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	13,914,140	1,269,477
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	715,900	739,104
	Hana Microelectronics Public Co., Ltd.	935,000	460,204
	ICC International Public Co., Ltd.	2,755,000	2,497,029
*	Jasmine International Public Co., Ltd. (Foreign)	4,438,300	75,659
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	286,389
*	Kasikornbank PCL (Foreign)	1,530,000	1,763,265
	KGI Securities One Public Co., Ltd. (Foreign)	1,062,800	82,676
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	655,222
	MBK Development Public Co., Ltd.	106,700	124,889
	Modernform Group Public Co., Ltd. (Foreign)	46,000	33,686

	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	915,755
*	Nakornthai Strip Mill Public Co., Ltd.	4,795,100	164,634
	National Finance and Securities Public Co., Ltd. (Foreign)	9,023,000	2,686,319
	National Petrochemical Public Co., Ltd. (Foreign)	2,010,600	5,068,740
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	49,268
*	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	430,467
	Quality Houses Public Co., Ltd. (Foreign)	3,258,700	93,888
	Regional Container Lines Public Co., Ltd.	6,950,000	3,120,408
	Saha Pathana Inter-Holding Public Co., Ltd.	3,316,000	1,114,622
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	384,007
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,351,034
*	Samart Corporation Public Co., Ltd.	4,552,000	792,365
	Siam Commercial Bank Public Co., Ltd. (Foreign)	456,900	521,074
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	170,187
	Siam Industrial Credit Public Co., Ltd.	4,055,050	632,841
*	Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)	839	66,475
*	Thai Military Bank Public Co., Ltd. (Foreign)	24,588,200	1,959,972
	Thai Plastic and Chemicals Public Co., Ltd. (Foreign)	29,000	126,026
	Thai Rayon Public Co., Ltd.	16,500	126,771
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	1,629,454
*	TPI Polene Public Co., Ltd. (Foreign)	3,890,162	2,615,235
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	91,625
*	Tycoons Worldwide Group Public Co., Ltd.	335,300	90,165
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,162,219
*	Vinythai Public Co., Ltd. (Foreign)	1,621,058	423,587
TOTAL COMMON STOCKS (Cost $28,870,473)			47,267,882

RIGHTS/WARRANTS — (0.0%)
	Bangkok Land (Foreign) Warrants 2006	3,987,330	0
*	Bangkok Land Public Co., Ltd. (Foreign) Rights 10/15/04	1,450,203	0
TOTAL RIGHTS/WARRANTS (Cost $0)			0

TOTAL — THAILAND (Cost $28,870,473)			47,267,882

CHILE — (3.1%)
COMMON STOCKS — (3.1%)
	Banco de Credito e Inversiones SA Series A	54,733	951,154
	Banmedica SA	347,000	166,745
	CAP SA (Compania de Aceros del Pacifico)	199,310	955,130
	Cementos Bio-Bio S.A.	62,327	130,274
	Cervecerias Unidas SA	143,000	674,518
	Consumidores de Gas de Santiago SA	103,000	511,412
	COPEC (Cia de Petroleos de Chile)	947,488	6,874,543
	Cristalerias de Chile SA	12,500	118,123
	CTI SA (Cia Tecno Industrial)	4,900,000	94,178
	Empresa Nacional de Electricidad SA	2,479,503	1,262,885
	Empresa Nacional de Telecomunicaciones SA	81,000	563,179
	Empresas CMPC SA	285,547	6,037,946
*	Empresas Iansa SA	4,994,997	181,607
*	Enersis SA	6,762,242	896,253
	Industrias Forestales Inforsa SA	2,387,597	430,215
	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA	1,194,560	106,474
	Maderas y Sinteticos SA	1,379,095	742,173
	Minera Valparaiso SA	7,500	86,196
	Parque Arauco S.A.	455,207	189,563
	Sociedad Industrial Pizarreno SA	63,000	140,006
	Sociedad Quimica y Minera de Chile SA Series A	43,364	208,364
	Sociedad Quimica y Minera de Chile SA Series B	945,090	4,238,411
	Soquimic Comercial SA	150,000	52,855
	Sud Americana de Vapores SA	410,000	571,314
	Telecomunicaciones de Chile SA Series A	384,000	901,033
	Telecomunicaciones de Chile SA Series B	372,166	745,107

Vina de Concha y Toro SA	350,000	381,196
Vina San Pedro SA	4,500,000	48,290
Vina Sta Carolina SA Series A	163,489	77,889
TOTAL COMMON STOCKS (Cost $18,298,989)		28,337,033

INVESTMENT IN CURRENCY — (0.0%)
* Chilean Pesos		110,763
(Cost $108,247)
TOTAL — CHILE (Cost $18,407,236)		28,447,796

HUNGARY — (2.8%)
COMMON STOCKS — (2.8%)
*	Danubius Hotel & Spa RT	171,412	3,653,836
	Egis RT	42,143	1,881,967
*	Fotex First Hungarian-American Photo Service Co.	2,356,737	1,692,053
	Globus Konzervipari RT	317,900	1,175,137
	Magyar Olay-Es Gazipari RT	183,209	7,963,915
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	84,611	371,157
*	North American Business Industries RT	121,832	401,192
*	Pannonplast P.L.C.	138,882	980,405
*	Raba Hungarian Railway Carriage & Machine Works	482,083	1,717,037
*	Synergon Information Systems Ltd., Budapest	247,161	470,239
*	Tiszai Vegyi Kombinat RT	251,242	5,038,223

TOTAL — HUNGARY (Cost $21,409,826)			25,345,161

POLAND — (2.8%)
COMMON STOCKS — (2.8%)
*	Amica Wronki SA	174,355	1,792,477
	Bank Przemyslowo Handlowy Pbk	9,050	985,607
*	Big Bank Gdanski SA	2,399,724	1,912,672
*	Budimex SA	66,643	785,048
*	Huta Ferrum SA	4,233	7,820
*	Impexmetal SA	241,068	3,578,141
*	Kredyt Bank SA	1,032,878	2,334,772
	Lentex SA	104,119	928,204
*	Mostostal Export SA	654,595	308,716
*	Mostostal Warszawa SA	183,300	737,177
*	Mostostal Zabrze Holding SA	140,376	38,914
*	Netia Holdings SA	499,050	557,923
	Orbis SA	561,018	3,532,542
	Polifarb Cieszyn Wroclaw SA	929,467	2,506,635
*	Polski Koncern Naftowy Orlen S.A.	77,519	685,741
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	2,416,786
*	Raciborska Fabryka Kotlow SA	291,972	1,074,119
*	Sokolowskie Zaklady Miesne SA	640,477	1,124,778

TOTAL — POLAND (Cost $18,775,648)			25,308,072

ARGENTINA — (2.2%)
COMMON STOCKS — (2.2%)
*	Acindar Industria Argentina de Aceros SA Series B	2,261,067	2,122,026
*	Alpargatas SA Industrial y Comercial	6,363	2,623
	Banco del Sud Sociedad Anonima Series B	310,563	302,297
*	Banco Frances del Rio de la Plata SA	328,000	535,583
*	Banco Suquia SA	327,868	51,458
*	Capex SA Series A	131,575	191,901
*	Celulosa Argentina SA Series B	10,843	8,801

*	Central Costanera SA Series B	261,000	315,291
*	Central Puerto SA Series B	161,000	83,717
	Cresud SA Comercial Industrial Financiera y Agropecuaria	535,252	597,374
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	41,329
*	Garovaglio y Zorraquin SA	65,800	9,951
*	Grupo Financiero Galicia SA Series B	2,067,935	990,055
*	IRSA Inversiones y Representaciones SA	1,257,197	845,055
*	Juan Minetti SA	806,693	736,625
*	Ledesma S.A.A.I.	850,405	552,746
*	Metrogas SA Series B	176,000	61,941
*	Molinos Rio de la Plata SA Series B	471,214	537,856
*	Polledo SA Industrial y Constructora y Financiera	50,000	10,305
*	Renault Argentina SA	2,501,957	515,631
	Siderar SAIC Series A	645,512	3,090,487
*	Sol Petroleo SA	173,000	24,820
	Solvay Indupa S.A.I.C.	1,334,322	1,028,046
*	Telecom Argentina Stet-France SA Series B	476,600	814,495
	Tenaris SA	1,660,259	6,079,998
*	Transportadora de Gas del Sur SA Series B	462,000	377,926
TOTAL COMMON STOCKS (Cost $18,705,582)			19,928,337

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		328,887
(Cost $337,746)
TOTAL — ARGENTINA (Cost $19,043,328)			20,257,224

PHILIPPINES — (2.2%)
COMMON STOCKS — (2.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	324,008
	Alaska Milk Corp.	7,953,000	421,315
*	Alsons Consolidated Resources, Inc.	16,904,000	88,770
*	Bacnotan Consolidated Industries, Inc.	1,696,970	770,320
*	Belle Corp.	30,800,000	390,701
*	Cebu Holdings, Inc.	7,763,250	65,379
*	Digital Telecommunications (Philippines), Inc.	131,630,000	1,475,023
*	Equitable PCI Bank, Inc.	2,841,900	2,127,506
*	Fil-Estate Land, Inc.	3,196,340	23,361
*	Filinvest Development Corp.	5,283,500	89,703
*	Filinvest Land, Inc.	151,904,100	2,550,864
	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,091
	Keppel Philippines Marine, Inc.	9,725,165	53,668
*	Kuok Philippine Properties, Inc.	4,300,000	13,262
*	Megaworld Properties & Holdings, Inc.	179,870,000	3,465,627
	Metro Bank and Trust Co.	349,020	155,475
*	Mondragon International Philippines, Inc.	2,464,000	5,483
	Petron Corp.	15,160,000	701,163
*	Philippine National Bank	3,619,900	1,465,756
*	Philippine National Construction Corp.	398,900	24,854
*	Philippine Realty & Holdings Corp.	20,930,000	7,452
	Philippine Savings Bank	1,095,390	531,364
*	Prime Orion Philippines, Inc.	14,400,000	34,547
*	RFM Corp.	2,488,200	37,210
	Robinson’s Land Corp. Series B	16,019,000	573,176
	Security Bank Corp.	2,713,200	1,045,898
	SM Development Corp.	21,996,400	415,583
*	Solid Group, Inc.	19,668,000	140,048
	Soriano (A.) Corp.	20,195,000	528,087
*	Swift Foods, Inc.	1,238,566	7,863
	Union Bank of the Philippines	547,400	233,697
	Universal Robina Corp.	16,140,300	2,448,748
*	Urban Bank, Inc.	14,950	125
TOTAL — PHILIPPINES (Cost $28,471,071)			20,223,127

CZECH REPUBLIC — (0.2%)
COMMON STOCKS – (0.2%)
CEZ A.S.	227,383	1,774,756
(Cost $ 1,695,727)

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
Euro Currency	408
(Cost $284)

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $17,173,000 FHLMC Notes 1.85%, 11/17/04, valued at $17,237,399) to be repurchased at $16,982,646	$16,982	16,982,000
(Cost $16,982,000)

TOTAL INVESTMENTS — (100.0%) (Cost $687,124,149)††		$919,593,593

†              See Security Valuation Note.

*              Non-Income Producing Securities.

††            The cost for federal income tax purposes is $688,006,529.

Security Valuation

Securities held by Dimensional Emerging Markets Value Fund Inc. (the “Fund”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The Fund will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a the Fund.  When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:  October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  October 26, 2004

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  October 26, 2004